Document and Entity Information	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note On August 13, 2024, Nkarta, Inc. (the “Company”) furnished a Current Report on Form 8-K (the “Original 8-K”) containing information related to Company’s financial results for the second quarter ended June 30, 2024. Due to an administrative error, the submission header in the Original 8-K inadvertently referred to Item 1.01. This Current Report on Form 8-K/A is being furnished solely for the purpose of reporting the Company’s financial results for the second quarter ended June 30, 2024 under Item 2.02 and correcting the submission header to refer to Items 2.02 and 9.01. All disclosures contained in the Original 8-K remain unchanged.
Document Period End Date	Aug. 13, 2024
Entity Registrant Name	Nkarta, Inc.
Entity Central Index Key	0001787400
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39370
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4515206
Entity Address, Address Line One	1150 Veterans Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	925
Local Phone Number	407-1049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NKTX
Security Exchange Name	NASDAQ